IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of commitments [line items]
Credit related commitments	$ 469,848	$ 455,240
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	367,631
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	60,221
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	21,085
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	20,331
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	239
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	341
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	57,465	50,748
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,598
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	50,032
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,399
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	51
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	44
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	341
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	18,272	31,234
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	10,103
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	5,159
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,676
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	240
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	94
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	13,383	14,032
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,330
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	5,030
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,956
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	37
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	30
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	30,807	11,853
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,445
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5,958
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	19,400
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	10,752	8,917
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	7,266
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,483
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	25,188	29,890
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	24,305
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	655
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	190
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	38
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	72,639	72,394
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	71,450
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	750
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	413
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	26
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	2,971	3,516
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,763
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	208
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	238,371	$ 232,656
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 238,371